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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978


                   	  Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Floating Rate Fund (RIC-US)
               SCHEDULE OF INVESTMENTS  7/31/2008 (unaudited)

PrincipalFloating
Amount ($) Rate                                                      Value

               ASSET BACKED SECURITIES - 1.3 %
               Energy - 1.3 %
               Oil & Gas Equipment And Services - 1.3 %
500,000   5.78 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)$  455,000
               Total Energy                                        $  455,000
               TOTAL ASSET BACKED SECURITIES
               (Cost  $500,000)                                    $  455,000
               CORPORATE BONDS - 4.9 %
               Energy - 1.4 %
               Oil & Gas Exploration & Production - 1.4 %
500,000   6.42 Sandridge Energy, Inc., Floating Rate Note, 4/1/14 ($  490,768
               Total Energy                                        $  490,768
               Materials - 0.3 %
               Diversified Metals & Mining - 0.3 %
100,000   5.88 Freeport-McMoran Copper & Gold, Inc., Floating Rate $   98,685
               Total Materials                                     $   98,685
               Health Care Equipment & Services - 0.1 %
               Health Care Services - 0.1 %
50,000    6.30 Universal Hospital Services, Inc., Floating Rate Not$   46,500
               Total Health Care Equipment & Services              $   46,500
               Banks - 0.6 %
               Thrifts & Mortgage Finance - 0.6 %
250,000   2.96 Washington Mutual Bank, Inc., Floating Rate Note, 5/$  215,210
               Total Banks                                         $  215,210
               Insurance - 1.1 %
               Multi-Line Insurance - 0.3 %
150,000        International Lease Finance Corp., 6.625%, 11/15/13 $  134,302
               Property & Casualty Insurance - 0.7 %
250,000   7.19 Blue Fin Ltd., Floating Rate Note, 4/10/12          $  245,775
               Total Insurance                                     $  380,077
               Technology Hardware & Equipment - 1.3 %
               Communications Equipment - 1.3 %
500,000        Mastec, Inc. 7.625%, 2/1/17                         $  427,500
               Total Technology Hardware & Equipment               $  427,500
               TOTAL CORPORATE BONDS
               (Cost  $1,781,468)                                  $1,658,740
               SENIOR FLOATING RATE LOAN INTEREST - 89.9 %
               Energy - 2.3 %
               Oil & Gas Equipment And Services - 0.7 %
225,000   8.50 Express Energy Services Ltd., 5.25% 7/2/13          $  223,031
               Oil & Gas Exploration & Production - 1.6 %
277,250        Concho Resources, Inc., 3.75%, 3/27/12              $  276,557
200,000   6.69 Venoco, Inc., 4.0% 5/7/14                              192,875
354,857   5.06 W&T Offshore, Inc., 2.25% 5/26/10                      352,639
                                                                   $  822,071
               Total Energy                                        $1,045,102
               Materials - 8.3 %
               Aluminum - 0.7 %
171,011   4.81 Novelis Corp. 2.00%, 7/06/14                        $  163,031
77,732    4.81 Novelis, Inc., 2.00%, 7/6/14                            74,105
                                                                   $  237,136
               Agriculture Chemicals - 0.1 %
48,377    4.44 Mosaic Co., 1.75%,12/1/13                           $   48,105
               Building Materials - 0.8 %
289,500   7.50 Goodman Global Holdings, Inc., 4.25%, 2/8/14        $  286,424
               Diversified Chemicals - 1.0 %
74,246    4.88 Ineos U.S. Finance LLC, 2.25%, 12/16/13             $   62,089
74,238    5.38 Ineos U.S. Finance LLC, 2.75%, 12/15/14                 62,082
250,000   4.21 Huntsman International LLC, 1.75%, 4/19/14             235,134
                                                                   $  359,305
               Forest Products - 0.6 %
198,992   4.99 Graham Packaging Co., 2.25%, 10/7/11                $  189,991
               Paper Packaging - 2.7 %
985,000   4.47 Georgia-Pacific Corp., 2.0% 12/20/12                $  931,391
               Precious Metals & Minerals - 1.0 %
354,306   4.96 Algoma Steel, Inc., 2.5% 6/20/14                    $  334,819
               Steel - 1.3 %
495,000   7.47 Niagara Corp., 5.0% 6/29/14                         $  435,600
               Total Materials                                     $2,822,771
               Capital Goods - 7.8 %
               Aerospace & Defense - 3.6 %
224,185   5.94 Aeroflex, Inc., 3.75%, 8/15/14                      $  212,415
100,000  11.75 Aeroflex, Inc., 4.875%, 8/15/08                         90,000
525,000   5.79 Be Aerospace, Inc., 2.75%, 7/21/14                     526,202
107,180   6.55 DAE Aviation Holding, Inc., 3.75%, 7/31/14             101,553
108,177   6.55 DAE Aviation Holding, Inc., 3.75%, 7/31/14             102,497
199,492   4.54 Spirit Aerosystems, Inc., 1.75%, 9/30/13               194,630
                                                                   $1,227,297
               Construction & Engineering - 3.0 %
1,000,000 7.80 Custom Building Products, Inc., 5.0%, 4/20/12       $  795,000
211,486   5.31 URS Corp., 2.75%, 5/01/13                              211,486
                                                                   $1,006,486
               Construction & Farm Machinery & Heavy Trucks - 0.5 %
224,821   6.30 Rental Service Corp., 3.50% 11/21/13                $  184,915
               Industrial Machinery - 0.7 %
249,370   4.56 Mueller Water Products, Inc., 1.75%, 5/26/14        $  234,200
               Total Capital Goods                                 $2,652,898
               Commercial Services & Supplies - 5.0 %
               Commercial Printing - 1.2 %
13,621    4.55 Cenveo Resources, Inc., 2.0% 6/21/13                $   12,830
408,770   4.55 Cenveo Resources, Inc., 1.75% 6/21/13                  385,010
                                                                   $  397,840
               Diversified Commercial Services - 2.1 %
247,500   5.24 Asset Acceptance Capital Corp., 2.00% 6/5/13        $  231,413
489,850   6.95 NCO Financial System, Inc., 3.0%  5/15/13              476,686
                                                                   $  708,099
               Environmental & Facilities Services - 1.7 %
247,500   4.69 Synagro Technologies, Inc., 2.00%, 4/2/14           $  210,375
392,691   5.15 Waste Services, Inc., 2.25% 3/31/11                    390,237
                                                                   $  600,612
               Total Commercial Services & Supplies                $1,706,551
               Transportation - 2.1 %
               Air Freight & Couriers - 1.3 %
123,148   5.46 TNT Logistics Plc, 2.5%, 11/4/13                    $  113,296
371,880   5.48 TNT Logistics Plc, 2.5%, 11/4/13                       342,130
                                                                   $  455,426
               Trucking - 0.8 %
299,246   5.32 Allison Transmission, Inc., 2.75%, 8/7/14           $  268,648
               Total Transportation                                $  724,074
               Automobiles & Components - 1.9 %
               Auto Parts & Equipment - 1.4 %
250,000   6.03 Accuride Corp., 2.0%, 1/31/12                       $  240,104
249,243   5.13 Lear Corp., 2.75% 6/6/12                               229,356
                                                                   $  469,460
               Tires & Rubber - 0.5 %
175,000   4.54 Goodyear Tire & Rubber Co., 1.5%, 4/30/14           $  161,394
               Total Automobiles & Components                      $  630,854
               Consumer Durables & Apparel - 3.9 %
               Apparel, Accessories & Luxury Goods - 2.1 %
752,989   4.55 Hanesbrand, Inc., 2.25%, 9/5/13                     $  726,425
               Homebuilding - 1.1 %
433,785   8.25 LandSource Communities Development LLC, 2.75%, 2/13/$  289,823
500,000  10.50 LandSource Communities Development LLC, 4.5%, 2/22/1    67,813
                                                                   $  357,636
               Housewares & Specialties - 0.7 %
247,500   5.30 Jarden Corp., 2.5%, 1/24/12                         $  240,738
               Total Consumer Durables & Apparel                   $1,324,799
               Consumer Services - 4.3 %
               Casinos & Gaming - 3.8 %
333,333   5.92 Fontainebleau Las Vegas, 3.25%, 5/17/14             $  273,889
166,667   2.00 Fontainebleau Las Vegas, 3.25%, 5/17/14                136,945
414,583   5.28 Gateway Casinos & Entertainment, Inc., 2.5% 7/16/14    358,096
83,333    5.28 Gateway Casinos & Entertainment, Inc., 2.50% 7/16/14    71,979
58,543    4.25 Seminole Tribe of Florida, 1.5%, 3/5/14                 56,750
210,749   4.19 Seminole Tribe of Florida, 1.5%, 2/20/14               204,295
200,405   4.31 Seminole Tribe of Florida, 1.5%, 3/5/14                194,267
                                                                   $1,296,221
               Education Services - 0.5 %
160,000   7.50 Bright Horizon Family Solution, Inc., 4.0%, 5/21/15 $  157,850
               Total Consumer Services                             $1,454,071
               Media - 9.4 %
               Broadcasting & Cable TV - 5.1 %
497,500   4.80 Charter Communications, Inc., 2.0%, 3/5/14          $  438,992
300,000   4.47 Insight Media Holdings LLC, 2.0%, 4/7/14               289,358
495,000   5.04 Knology, Inc., 2.25% 4/30/12                           460,350
300,000   6.50 MCC Iowa LLC, 3.5% 1/3/16                              298,875
325,000   5.12 Univision Communication, Inc., 2.25% 9/29/14           266,856
                                                                   $1,754,431
               Movies & Entertainment - 2.6 %
299,233   4.21 AMC Entertainment, Inc., 1.75%, 1/26/13             $  282,144
150,000   7.25 Fox Broadcasting Co., 4.25%, 7/14/14                   147,750
491,000   4.81 LodgeNet Interactive Corp., 2.0%  4/4/14               443,434
                                                                   $  873,328
               Publishing - 1.7 %
300,000   7.25 Getty Images, 3.75%, 7/2/14                         $  298,219
284,596   6.75 RH Donnelley, Inc., 1.5%, 6/30/11                      271,718
                                                                   $  569,937
               Total Media                                         $3,197,696
               Retailing - 2.7 %
               Internet Retail - 0.5 %
166,000   3.25 Ticketmaster Corp., 3.25%, 7/22/14                  $  166,415
               Specialty Stores - 2.2 %
785,320   5.08 Sally Holdings LLC 2.5%, 11/18/13                   $  751,508
               Total Retailing                                     $  917,923
               Food & Drug Retailing - 0.3 %
               Drug Retail - 0.3 %
100,000   6.00 Rite Aid Corp., 3.00%, 6/4/14                       $   88,500
               Total Food & Drug Retailing                         $   88,500
               Food Beverage & Tobacco - 1.7 %
               Packaged Foods & Meats - 1.7 %
298,489   4.31 Dean Foods Co., 1.75% 4/2/14                        $  282,725
298,500   5.57 Graphic Packaging International, Inc., 2.75%, 5/16/1   287,189
                                                                   $  569,914
               Total Food Beverage & Tobacco                       $  569,914
               Household & Personal Products - 1.7 %
               Household Products - 1.1 %
423,269   4.80 Yankee Candle Co., 2.00%, 2/6/14                    $  383,059
               Personal Products - 0.6 %
198,992   4.80 Brickman Group Holdings, Inc., 2.00%, 1/23/14       $  182,078
               Total Household & Personal Products                 $  565,137
               Health Care Equipment & Services - 10.1 %
               Health Care Facilities - 6.4 %
453,663   4.86 CHS/Community Health Systems, Inc., 2.25%, 7/13/14  $  430,191
23,202    1.00 CHS/Community Health Systems, Inc., 2.25%, 7/25/14      22,001
244,856   4.49 Hanger Orthopedic Group, Inc., 2.25% 5/26/13           236,286
299,241   5.05 HCA, Inc., 2.75% 11/7/13                               281,806
492,578   4.27 Psychiatric Solutions, Inc., 1.75%,7/1/12              468,257
49,713    4.91 Sun Health Care Group, Inc., 2.0% 1/15/08               46,544
80,460    4.80 Sun Health Care Group, Inc., 2.0% 4/12/14               75,330
354,491   4.73 Sun Health Care Group, Inc., 2.0% 4/12/14              331,892
57,067         United Surgical Partners International, Inc., 2.0% 4    51,360
242,933        United Surgical Partners International, Inc., 2.0% 4   218,640
                                                                   $2,162,307
               Health Care Services - 1.1 %
402,392   5.29 Healthsouth Corp., 2.5%, 3/10/13                    $  381,194
               Health Care Supplies - 2.6 %
30,000    4.13 Bausch & Lomb, 3.25%, 4/24/15                       $   29,262
119,600   6.05 Bausch & Lomb, 3.25%, 4/24/15                          116,660
298,619   5.05 Cardinal Health, Inc., 2.25%, 4/10/14                  262,038
495,000   4.81 Vangent, Inc., 2.25%, 2/14/13                          467,775
                                                                   $  875,735
               Total Health Care Equipment & Services              $3,419,236
               Pharmaceuticals & Biotechnology - 1.4 %
               Pharmaceuticals - 1.4 %
248,750   5.93 Mylan Laboratories, Inc., 2.25%, 10/1/14            $  246,698
247,487   6.18 Talecris Biotherapeutics Hold Corp., 3.0%, 12/6/13     228,307
                                                                   $  475,005
               Total Pharmaceuticals & Biotechnology               $  475,005
               Diversified Financials - 2.2 %
               Consumer Finance - 0.6 %
142,616   5.56 Dollar Financial Corp., 2.75%, 10/30/12             $  121,224
104,865   5.56 Dollar Financial Corp., 2.75%, 10/30/12                 89,135
                                                                   $  210,359
               Investment Banking & Brokerage - 0.9 %
298,500   5.15 MSCI, Inc., 3.0% 11/15/12                           $  298,500
               Diversified Financial Services - 0.7 %
249,375   4.62 Metavante Corp., 1.75%, 11/1/14                     $  234,101
               Total Diversified Financials                        $  742,960
               Insurance - 4.6 %
               Insurance Brokers - 3.3 %
248,125   5.80 Alliant Holdings I, Inc, L+3.0%, 8/21/14            $  229,516
90,897    4.54 HUB International Holdings, Inc., 2.5% 6/13/14          83,681
404,412   5.30 HUB International Holdings, Inc., 2.5% 6/13/14         372,307
495,000   5.56 Usi Holdings Corp., 2.75% 4/30/14                      457,875
                                                                   $1,143,379
               Multi-Line Insurance - 1.2 %
495,000   5.07 AmWins Group, Inc., 2.5% 6/11/13                    $  403,425
               Total Insurance                                     $1,546,804
               Software & Services - 1.9 %
               Systems Software - 1.9 %
482,341   4.64 Inverness Medical Innovations, Inc., 2.25% 2/14/13  $  453,400
187,500   7.25 Macrovision Solutions Corp., 3.75%, 5/2/13             187,734
                                                                   $  641,134
               Total Software & Services                           $  641,134
               Technology Hardware & Equipment - 6.7 %
               Communications Equipment - 0.9 %
299,248   5.23 Commscope, Inc., 2.5%, 12/26/14                     $  288,400
               Computer Storage & Peripherals - 1.4 %
492,500   4.51 SunGard Data Systems, Inc., 2.0%, 2/12/14           $  465,534
               Electronic Equipment & Instruments - 2.6 %
407,500   5.63 Huawei-3Com Co., Ltd., 3.0% 9/28/12                 $  352,488
312,981   4.49 Itron, Inc., 2.0% 4/18/14                              305,743
248,125   6.74 Scitor Corp., 4.25%, 9/28/14                           243,163
                                                                   $  901,394
               Electronic Manufacturing Services - 1.8 %
574,293   4.49 Baldor Electric Co., 1.75%, 1/31/14                 $  560,474
               Total Technology Hardware & Equipment               $2,215,802
               Semiconductors - 1.3 %
486,266   4.22 Freescale Semiconductor, Inc., 1.75%, 12/2/13       $  438,940
               Total                                               $  438,940
               Telecommunication Services - 4.7 %
               Integrated Telecommunication Services - 1.7 %
124,364   4.97 Nuance Communications, Inc., 2.50%, 3/13/31         $  117,265
242,570   4.96 Paetec Holding Corp., 2.50%, 2/28/13                   233,019
19,666    4.45 Telesat Canada, 3.0%, 10/24/14                          18,773
229,163   5.82 Telesat Canada, 3.0%, 10/24/14                         218,762
                                                                   $  587,819
               Wireless Telecommunication Services - 3.0 %
299,246   5.56 Alltel Communications, Inc., 2.75% 5/15/15          $  296,039
247,475   6.50 Leap Wireless International, Inc., 2.0%, 6/16/13       242,491
247,481   4.99 MetroPCS Wireless, Inc., 2.25%, 11/04/13               235,757
237,374   5.30 Stratos Global Corp., 2.75%, 2/13/12                   224,615
                                                                   $  998,902
               Total Telecommunication Services                    $1,586,721
               Utilities - 6.7 %
               Independent Power Producer & Energy Traders - 5.9 %
491,288   5.69 Calpine Corp., 2.25% 3/29/09                        $  462,117
891,312   4.64 MACH Gen LLC, 2.0%, 2/8/14                             855,882
93,750    4.80 MACH Gen LLC, 2.0%, 2/8/14                              90,023
119,502   4.30 NRG Energy, Inc., 1.75% 2/1/13                         113,973
243,962   4.30 NRG Energy, Inc., 1.75% 2/1/13                         232,679
248,125   6.24 Texas Competitive Electric Holdings Co., LLC, 3.5%,    233,858
                                                                   $1,988,532
               Total Utilities                                     $1,988,532
               TOTAL SENIOR FLOATING RATE LOAN INTEREST
               (Cost  $32,970,081)                                $30,755,424
               TEMPORARY CASH INVESTMENTS - 4.7 %
               Repurchase Agreement - 4.7 %
800,000        Barclays Plc, 2.18%, dated 7/31/08, repurchase price
               of $800,000 plus accrued interest on 8/1/08 collateralized by the following:

               $470,672 Freddie Mac Giant, 4.5 - 5.0%, 12/1/20 - 3/1/28
               $311,303 Federal National Mortgage Association, 6.0%, 11/1/37
               $272,444 U.S. Treasury Strip, 0.0%, 5/15/20         $  800,000

800,000 Deutsche Bank, 2.12%, dated 7/31/08, repurchase price of $800,000 plus accrued interest on 8/1/08 collateralized by the following:

               $76,424 Federal Home Loan Mortgage Corp.,
                    4.612 - 5.783%, 6/1/35 - 5/1/38
               $598,570 Federal National Mortgage Association (ARM),
                    4.624 - 6.812%, 12/1/16 - 12/1/37
               $2,102 Federal National Mortgage Association, 5.0%, 4/1/23 $598,085 Freddie Mac Giant, 4.5 - 7.0%, 5/1/17 - 5/1/38
               $31,675 Government National Mortgage Association,
                    6.5-7.0%, 12/15/36 - 7/15/38
               $288,375 U.S. Treasury Strip, 0.0%, 11/15/18           800,000

               Total Repurchase Agreement                          $1,600,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $1,600,000)                                  $1,600,000
               TOTAL INVESTMENT IN SECURITIES - 100.8%
               (Cost  $36,851,550) (a)                            $34,469,164
               OTHER ASSETS AND LIABILITIES - (0.8)%               $(563,769)
               TOTAL NET ASSETS - 100.0%                          $33,905,395

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2008, the value of these securities amounted to $945,768 or 2.8% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
               (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At July 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $36,851,550 was as follows:

            Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost             $146,888

            Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value          (2,728,456)

               Net unrealized loss                               $(2,581,568)

(b)            Debt obligation with a floating interest rate.
               Rate shown is rate at period end.

(c)            Security is in default and is non-income producing.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.